Credit Risk - Summary of Modification of Loan Terms (Other Segments Exposures) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 201	£ 160
Net modification loss	(5)	1
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	40	38
Corporate and investment banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	23	0
Net modification loss	1	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	0	0
Corporate centre
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	0
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 0	£ 0